November 27, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:  ING Equity Trust

(File Nos. 333-56881; 811-8817)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 117 (“Amendment”) to the Registration Statement of ING Equity Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on January 28, 2013. The Registrant is filing the Amendment for the purpose of registering a new share class of the Registrant, Class O shares, for ING Large Cap Value Fund.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Vice President and Senior Counsel
ING Investment Management — ING Funds

Attachment
cc:	Huey P. Falgout, Jr., Esq.
ING U.S. Legal Services

Jeffrey S. Puretz, Esq.
Dechert LLP